Commitments and Contingent Liabilities (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011
Commitments and Contingent Liabilities
Rental expense	¥ 109,471	¥ 108,591	¥ 110,433
Previous maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law				29.20%
Current maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law				20.00%
Gray-zone minimum interest rates stipulated by the Interest Rate Restriction Law				15.00%
Gray-zone maximum interest rates stipulated by the Interest Rate Restriction Law				20.00%
Allowance for repayment of excess interest	136,906	84,216
Provision for repayment of excess interest recognized as part of equity in losses of equity method investee	¥ 96,399	¥ 23,109	¥ 15,829